Document and Entity Information	Jun. 22, 2020
Entity Listings [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 22, 2020, WESCO International, Inc., a Delaware corporation (“WESCO”) filed with the Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Initial 8-K”) to disclose the completion on June 22, 2020 of its previously announced acquisition of Anixter International Inc., a Delaware corporation (“Anixter”), pursuant to the Agreement and Plan of Merger, dated as of January 10, 2020 (the “Merger Agreement”), by and among Anixter, WESCO and Warrior Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of WESCO (“Merger Sub”). Pursuant to the terms of the Merger Agreement, Merger Sub was merged with and into Anixter (the “Merger”), with Anixter surviving the Merger and continuing as a wholly owned subsidiary of WESCO. This Form 8-K/A amends the Initial 8-K to include the historical audited financial statements of Anixter and the unaudited pro forma combined financial information required by Items 9.01(a) and 9.01(b) of Form 8-K, which were excluded from the Initial 8-K in reliance on the instructions to such items.
Document Period End Date	Jun. 22, 2020
Entity Registrant Name	WESCO International, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-14989
Entity Tax Identification Number	25-1723342
Entity Address, Address Line One	225 West Station Square Drive
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
City Area Code	412
Local Phone Number	454-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000929008
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WCC
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares each representing a 1/1,000th interest in a share of Series A Fixed-Rate Reset Cumulative Perpetual Preferred Stock
Trading Symbol	WCC PRA
Security Exchange Name	NYSE
Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE